CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total Stockholders' Equity	Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Non-controlling Interest	Total
Ending balance at Dec. 31, 2015	$ 2,108,080	$ 2,252,028	$ (143,948)			$ 2,108,080
Beginning balance at Dec. 31, 2015	2,108,080	2,252,028	(143,948)			2,108,080
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to stockholders	(832,030)		(832,030)			(832,030)
Noncontrolling interests acquired					$ (264)
Net income attributable to noncontrolling interests					(551)	(551)
Pension liability adjustments, net of income taxes	1,979			$ 1,979		1,979
Share-based compensation expense	14,368	14,368				14,368
Change in fair value of redeemable equity	(68,148)	(68,148)				(68,148)
Contributions from stockholders	1,246,499	1,246,499				1,246,499
Distributions to stockholders	(445,176)	(445,176)				(445,176)
Excess tax benefit on share-based awards	31	31				31
Tax impact related to the Newsday Holdings, LLC transactions	3,952	3,952				3,952
Ending balance at Dec. 31, 2016	2,029,555	3,003,554	(975,978)	1,979	287	2,029,842
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to stockholders	(733,801)		(733,801)			(733,801)
Net income attributable to noncontrolling interests					(737)	(737)
Pension liability adjustments, net of income taxes	(6,109)			(6,109)		(6,109)
Share-based compensation expense	40,932	40,932				40,932
Change in fair value of redeemable equity	(322,121)	(322,121)				(322,121)
Contributions from stockholders	1,135	1,135				1,135
Ending balance at Sep. 30, 2017	$ 3,067,733	$ 4,466,040	$ (1,401,548)	$ (4,130)	$ 689	$ 3,068,422